Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Contingencies

In the normal course of business, we may be subject to various legal matters. As of March 31, 2014 we were not a party to any legal matters that could have a material affect on our consolidated financial position, results of operations or cash flows.

Material Contracts

We enter into various license, research collaboration and development agreements which provide for payments to us for government grants, fees, cost reimbursements typically with a markup, technology transfer and license fees, and royalty payments on sales. As of March 31, 2014 we were not a party to any agreements that were not in the normal course of our business.

In connection with the PPO, we entered into a Registration Rights Agreement, pursuant to which we have agreed that promptly, but no later than 90 calendar days from the final closing of the PPO, the Company will file a registration statement with the SEC (the "Registration Statement") covering (a) the shares of common stock issued in the PPO (including those issued upon conversion of the Bridge Notes), (b) the shares of common stock issuable upon exercise of the Bridge Warrants, (c) the shares of common stock issuable upon exercise of the PPO Warrants, and (d) the shares of common stock underlying Bridge Agent Warrants and PPO Agent Warrants (the "Registrable Shares"). The Company is required to use its commercially reasonable efforts to ensure that such Registration Statement is declared effective within 180 calendar days of filing with the SEC. In the unanticipated event that the Company fails to file the registration statement or the registration statement is not declared effective by the applicable deadline, the Company will pay to each holder of Registrable Securities an amount equal to 1.0% of the PPO offering price per share for each full month after the deadline until the registration statement is filed or declared effective, as applicable, up to a maximum of 8% of the PPO offering price per share (the "Liquidated Damages"). The Company must keep the Registration Statement "evergreen" for one year from the date it is declared effective by the SEC or until Rule 144 is available to the holders of Registrable Shares who are not and have not been affiliates of the Company with respect to all of their registrable shares, whichever is earlier. During such time, the Company will be required to pay Liquidated Damages if the Registration Statement, after being filed and declared effective, ceases to be continuously effective for more than 30 calendar days.

16. Commitments and Contingencies

Contingencies

In the normal course of business, the Company is subject to various legal matters. In the opinion of management, the resolution of such matters will not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows as of and for the years ended December 31, 2013 and 2012.

Material Contracts

The Company enters into various license, research collaboration and development agreements which provide for payments to the Company for government grants, fees, cost reimbursements typically with a markup, technology transfer and license fees, and royalty payments on sales.

The Company has two license agreements to maintain exclusive rights to patents. The Company is also required to pay 1% of net sales of products sold to entities other than the U.S. government. In the event of a sublicense, the Company will owe 21% of license fees and must pass through 1% of the sub-licensee's net sales of products sold to entities other than the U.S. government.

The agreements also stipulate minimum annual royalties of $10,000 for 2012, $20,000 for 2013, $40,000 for 2014 and $50,000 for subsequent years.